Investments (Invested Assets on Deposit, Held In Trust and Pledged as Collateral - Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments Owned and Pledged as Collateral [Line Items]
Invested assets on deposit	$ 9,437	$ 2,153
MetLife Insurance Company of Connecticut
Financial Instruments Owned and Pledged as Collateral [Line Items]
Invested assets on deposit	$ 6,300